October 1, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:            JNLNY Separate Account I
File Nos. 333-183047 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement and form of statement of additional information supplement that would have been filed under paragraph (c) do not differ from those contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at 517-367-3872.

Very truly yours,

/s/ FRANK J. JULIAN

Frank J. Julian
Assistant Vice President, Legal